Costs - Compensation of key management personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs
Wages and salaries	€ 30	€ 28	€ 27
Post-employment benefits	2	2	2
Other long-term benefits	12	12	10
Indemnities upon termination of employment	21	12
Key management personnel compensation	€ 65	€ 54	€ 39